Commitments and Contingencies (Details) - USD ($)			12 Months Ended
	Dec. 19, 2024	Dec. 22, 2021	Dec. 31, 2024	Jan. 19, 2025	Nov. 07, 2022
Commitments and Contingencies [Line Items]
Number of days for underwriter options			30 days
Underwriting discount amount (in Dollars)			$ 3,450,000
Initial public offering gross proceed percentage			3.68%
Business combination percentage rate					3.68%
Cash percentage					27.50%
Equity percentage					72.50%
Warrants term			5 years
Lockup period			180 days
Convertible note offering percentage	9.00%
Business Combination [Member]
Commitments and Contingencies [Line Items]
Cash (in Dollars)			$ 15,000,000
I-Bankers and Dawson James [Member]
Commitments and Contingencies [Line Items]
Gross proceeds (in Dollars)			$ 6,986,250
Representative shares issued (in Shares)		37,500
Warrant issued (in Shares)			569,250
Warrant [Member]
Commitments and Contingencies [Line Items]
Exercise price per share (in Dollars per share)		$ 11.5
Subsequent Event [Member]
Commitments and Contingencies [Line Items]
Payable in cash (in Dollars)				$ 2,000,000
IPO [Member]
Commitments and Contingencies [Line Items]
units issued (in Shares)		18,975,000	2,475,000
Cash underwriting discount			1.82%
Gross proceeds (in Dollars)		$ 189,750,000
IPO [Member] | Warrant [Member]
Commitments and Contingencies [Line Items]
Warrant issued (in Shares)			17,404,250
Over-Allotment Option [Member]
Commitments and Contingencies [Line Items]
units issued (in Shares)		2,475,000
Warrant issued (in Shares)			74,250
Aggregate exercise price (in Dollars)			$ 6,546,375
Over-Allotment Option [Member] | I-Bankers and Dawson James [Member]
Commitments and Contingencies [Line Items]
Representative shares issued (in Shares)		450,000
Over-Allotment Option [Member] | Warrant [Member]
Commitments and Contingencies [Line Items]
Warrant issued (in Shares)			569,250
Exercise price per share (in Dollars per share)			$ 11.5